CAPITAL TRANSACTION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Capital Transaction [Abstract]
CAPITAL TRANSACTION
18.  CAPITAL TRANSACTION

Initial Public Offering

On August 16, 2013, the Company closed an initial public offering (“IPO”) of 1,370,000 shares of Common Stock. On August 26, 2013, the Company closed an IPO of 45,657 shares of Common Stock from the exercise of the overallotment option of shares granted to the underwriters. The public offering price of the shares sold in the offering was $6.50 per share. The total gross proceeds from the offering were $9.2 million. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $7.7 million.

Upon the consummation of the Company’s IPO on August 16, 2013, the Series A Stock and the Series B Stock (defined below) were automatically converted into Common Stock.

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Common Stock.

As of December 31, 2012, there were 9,000,000 shares of Common Stock issued and outstanding.

On August 30, 2013, the Company issued an aggregate of 15,000 shares of Common Stock to 2 individuals who are providers of certain investor relations services to the Company, at a par value of $0.001 and recorded it as additional paid in capital.

As of September 30, 2013, there were 10,430,657 shares of Common Stock issued and outstanding.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, of which 1,000,000 shares are designated as Series A Convertible Preferred Stock (the “Series A Stock”) and 5,000,000 shares are designated as Series B Convertible Preferred Stock (the “Series B Stock”).

The Series A Stock ranked (i) prior to the Common Stock and to all other classes and series of equity securities of the Company which by their terms do not rank senior to the Series A Stock, and (ii) junior to any class or series of equity securities which by its terms ranked senior to the Series A Stock. The Series A Stocks were subordinate to and ranked junior to all indebtedness of the Company. Each share of the Series A Stock was on the day on which the Company consummated its initial public offering, automatically and without any action on the part of the holder thereof convert into issued and outstanding shares of Common Stock beneficially owned by a consultant who received the shares on December 19, 2011. The number of shares of Common Stock issued upon conversion of the Series A Stock was the purchase price of the Series A Stock divided by a per share conversion price equal to 50% of the price of the initial public offering. No new shares were issued by the Company at the conversion. In addition, the holders were not permitted to convert their preferred stock prior to consummation of the initial public offering.

The Series B Preferred Stock ranked (i) prior to the Common Stock and to all other classes and series of equity securities of the Company which by their terms do not rank senior to the Series B Preferred Stock and (ii) junior to any class or series of equity securities which by its terms ranked senior to the Series B Preferred Stock. The Series B Stocks were subordinate to and rank junior to all indebtedness of the Company. Each share of the Series B Stock was on the day on which the Company consummated its initial public offering, automatically and without any action on the part of the holder thereof convert into issued and outstanding shares of Common Stock beneficially owned by a consultant who received the shares on December 19, 2011. The number of shares of Common Stock issued upon conversion of the Series B Stock was the purchase price of the Series B Stock divided by a per share conversion price equal to 25% of the price of the initial public offering. No new shares were issued by the Company at the conversion. In addition, the holders were not permitted to convert their preferred stock prior to consummation of the initial public offering.

Between January 1, 2013 and April 1, 2013, the Company issued a total of 745 shares of Series A Stock to an aggregate of 11 investors pursuant to certain subscription agreements. We received gross proceeds of $372,500 and incurred costs associated with this private placement of $93,125.

Between October 12, 2012 and May 8, 2013, the Company issued a total of 760 shares of Series B Stock to an aggregate of 44 investors pursuant to certain subscription agreements. We received gross proceeds of $380,000 and incurred costs associated with this private placement of $95,000.

On August 16, 2013 when the Company closed its IPO, all outstanding shares of the Series A Stock and Series B Stock were converted into an aggregate of 348,462 shares of already issued and outstanding Common Stock beneficially owned by a consultant who received our shares on December 19, 2011, automatically and without any action on the part of the holder thereof. The per share conversion price of Series A Stock and Series B Stock was equal to $3.25 and $1.63, respectively.

The discount on the Series A and B Stock was accounted for as a beneficial conversion feature upon conversion. The total amount of discount was $752,500, which was accounted for as a reduction to retained earnings and an offsetting increase to additional paid in capital in the Company's financial statements.

18.	CAPITAL TRANSACTION

REVERSE MERGER

On August 7, 2012 CCC entered into certain share exchange agreements with 16 PRC individuals, each of whom is the sole shareholder of a British Virgin Island company (collectively “16 BVI entities”) and the 16 BVI entities. These 16 PRC individuals represent the ultimate owners of the Wujiang Shareholders.

Upon completion of the share exchange, CCC (legal acquirer) acquired 100% of the equity interests of the 16 BVI entities (legal acquirees) in exchange for (7,270,920 post split) shares of common stock of CCC which constituted 90% of CCC’s outstanding shares of common stock as of and immediately after the consummation of the reverse acquisition. As a result of the reverse acquisition, the 16 BVI entities became CCC’s wholly-owned subsidiaries and the 16 PRC individuals became CCC stockholders, who collectively own approximately 90% of CCC’s total issued and outstanding shares of common stock.

The transaction shall be considered a reverse acquisition with the 16 BVI entities as accounting acquirers and CCC as accounting acquiree. Since neither CCC nor the 16 BVI entities have any operation and only a minor amount of net assets, the share exchange shall be considered as capital transaction in substance, rather than business combination.

The share exchange is recorded as a “reverse recapitalization” equivalent to the issuance of stock to the 16 BVI entities for the net monetary assets of CCC. The accounting for the transaction is identical to a reverse acquisition, except that no goodwill is recorded.

Upon consummation of the share exchange, the financial statements of CCC become those of the 16 BVI entities with adjustments to reflect the changes in equity structure and receipt of the assets of CCC which is minimal.

We looked through the 16 BVI entities and treated the share exchange as a reverse merger between CCC and Wujiang Luxiang for accounting purposes, even though the shares exchange is between CCC and the 16 BVI entities, because of the following reasons: (i) neither CCC nor the 16 BVI entities has any operations and only a minor amount of net assets; (ii) the 16 PRC individual, who are the former owners of the 16 BVI entities, are the ultimate owners of Wujiang Luxiang, and (iii) the sole purpose of the share exchange is to issue approximately 90%  of pre-offering CCC shares to the ultimate owners of Wujiang Shareholders.

All expenses incurred by CCC prior to August 7, 2012 totaled $245,401 were reclassified to reduce the additional paid in capital in accordance with the reverse acquisition accounting.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, of which 1,000,000 shares are designated as Series A Convertible Preferred Stock (the “Series A Stock”) and 5,000,000 shares are designated as Series B Convertible Preferred Stock (the “Series B Stock”).

The Series A Stock shall rank (i) prior to the common stock and to all other classes and series of equity securities of the Company which by their terms do not rank senior to the Series A Stock, and (ii) junior to any class or series of equity securities which by its terms shall rank senior to the Series A Stock. The Series A Stock shall be subordinate to and rank junior to all indebtedness of the Company now or hereafter outstanding.

The Series B Preferred Stock shall rank (i) prior to the common stock and to all other classes and series of equity securities of the Company which by their terms do not rank senior to the Series B Preferred Stock and (ii) junior to any class or series of equity securities which by its terms shall rank senior to the Series B Preferred Stock. The Series B Stock shall be subordinate to and rank junior to all indebtedness of the Company now or hereafter outstanding.

On December 19, 2011, we issued a total of 1,152,074 (900,000 post split) shares of our Common Stock to our founder shareholder and an advisor at par value of $0.001 and recorded it as additional paid in capital.

On August 7, 2012, we issued a total of 1,061,290 (829,080 post split) shares of our Common Stock to an aggregate of 13 investors primarily composed of related parties of the founders at the purchase price of $0.001 per share pursuant to certain subscription agreements. The gross and net proceeds were $1,061 from the private placement.

During 2012, we issued a total of 645 shares of Series A Preferred Stock to an aggregate of 10 investors pursuant to certain subscription agreements. We received gross proceeds of $322,500 and incurred costs associated with this private placement $80,625. Each share of the Series A Stock will on the day on which we consummate this offering, automatically and without any action on the part of the holder thereof convert into issued and outstanding shares of our common stock beneficially owned by the founder shareholder who received our shares on December 19, 2011. The number of shares of common stock to be issued upon conversion of the Series A Stock will be the purchase price of the Series A Stock divided by a per share conversion price equal to 50% of the price of this offering. No new shares will be issued by the Company at the conversion. In addition, the holders are not permitted to convert their preferred stock prior to consummation of this offering.

As of December 31, 2012, we issued a total of 640 shares of Series B Preferred Stock to an aggregate of 35 investors pursuant to certain subscription agreements. We received gross proceeds of $320,000 from this private placement, among which $310,000 was received as of December 31, 2012. The costs associated with this private placement were $80,000.  Each share of the Series B Stock will on the day on which we consummate this offering, automatically and without any action on the part of the holder thereof convert into issued and outstanding shares of our common stock beneficially owned by the founder shareholder who received our shares on December 19, 2011. The number of shared of common stock to be issued upon conversion of Series B Stock will be the purchase price of the Series B Stock divided by a per share conversion price equal to 25% of the price of this offering. No new shares will be issued by the Company at the conversion. In addition, the holders are not permitted to convert their preferred stock prior to consummation of this offering.